Significant Accounting Policies (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of property, plant and equipment useful lives
Category	Depreciation method	Average useful life
Property	Straight line	20-50 years
Property - Right of use assets	Straight line	Lease term or useful life whichever is shorter
Property - Leasehold improvements	Straight line	3 years or lease term
Plant, equipment and vehicles	Straight line	4-5 years
IT equipment	Straight line	3 years
Capitalized telematics devices - Installed	Straight line	5 years

Schedule of capitalized commission assets
Item	Amortization method	Average useful life
Capitalized commission assets	Straight line	5 years